PROMISSORY NOTES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF PROMISSORY NOTES

Promissory notes consisted of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023

Cash Call note payable, due December 31, 2024	$24,785	$24,785
Elder note payable, 10% interest, due December 31, 2024	1,500	1,500
Elder note payable, 15% interest, due December 31, 2024	76,477	76,477
Griffith note payable, 15% interest, due December 31, 2024	250,000	250,000
Banker note payable, 15% interest, due December 31, 2024	42,500	97,500
Robles note Payable, 10% interest, due December 31, 2024	37,500	37,500
Victrix note payable, 20% interest, due December 31, 2024	400,000	400,000
Redwood Trust note payable, 12% interest, due January 2025	1,352,000	1,787,000
Total Notes payable	$2,184,762	$2,674,762
Less discounts	-	-

Total Promissory notes, net of discount	2,184,762	2,674,762

Less current portion	(2,184,762)	(2,674,762)

Total Promissory notes, net of discount - long term	$-	$-

Promissory notes consisted of the following at December 31, 2023, and 2022:

	December 31, 2023	December 31, 2022

Cash Call note payable, due August 2020 – past maturity	$24,785	$24,785
Elder note payable, 10% interest, due March 2020 – past maturity	1,500	1,500
Elder note Payable, 15% interest, due March 2021- past maturity	76,477	76,477
Griffith note Payable, 15% interest, due May 2024	250,000	-
Banker note Payable, 15% interest, due October 2023 – past maturity	97,500	-
Robles note Payable, 10% interest, due November 2023 – past maturity	37,500	-
Victrix note payable, 20% interest, due March 2024	400,000	-
Redwood Trust note payable, 12% interest, due January 2024	1,787,000	1,787,000
Total Notes Payable	$2,674,762	$1,889,762
Less discounts	-	(4,146)

Total Promissory notes, net of discount	2,674,762	1,885,616

Less current portion	(2,674,762)	(1,885,616)

Total Promissory notes, net of discount - long term	$-	$-